Note 6 - Other Assets	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Other Assets Disclosure [Text Block]
6—OTHER
ASSETS

Other assets consist of the following:

	December 31,
	2017	2016
Prepaid expenses, current portion	489	457
Total	489	457

Prepaid expenses mainly consist of rental and future congresses expenses.